PPP AND SBA LOANS (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 08, 2021	Nov. 30, 2022	Aug. 31, 2022	Feb. 23, 2021
PPP AND SBA LOANS
Interest rate		3.75%	3.75%
Payment of loan		$ 1,462
SBA loan		$ 149,900	$ 149,900
Gain on extinguishment of debt			$ 60,600
Additional PPP loan	$ 62,002
PPP loan payable				$ 77,500